Leases - Additional Information (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] $ in Millions	12 Months Ended
Mar. 31, 2023 USD ($)
Lessee Operating Leases [Line Items]
Lessee, Operating Lease, Remaining Lease Term	7 years
Lessee, Operating Lease, Term of Contract	10 years 6 months
Lessee, Operating Lease, Option to Terminate	seven
Lessee, Operating Lease, Option to Extend	10
Operating Lease, Payments	$ 254.1